Business Segment and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Ireland	$884,257	$702,858	$1,607,159	$1,355,543
Rest of Europe	357,191	384,214	731,203	774,429
U.S.	572,312	792,370	1,244,039	1,601,855
Rest of World	203,597	240,717	436,288	478,718
Total	$2,017,357	$2,120,159	$4,018,689	$4,210,545

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Ireland	$181,837	$223,466	$339,155	$475,282
Rest of Europe	6,895	39,925	43,369	93,734
U.S.	69,355	63,720	136,860	141,688
Rest of World	10,178	19,235	27,388	37,637
Sub-total	$268,265	$346,346	$546,772	$748,341
Amortization of intangible assets	(59,057)	(116,489)	(118,003)	(232,987)
Total	$209,208	$229,857	$428,769	$515,354

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	June 30, 2025	December 31, 2024
	(in thousands)
Ireland	$234,245	$234,175
Rest of Europe	94,481	88,556
U.S.	128,697	145,391
Rest of World	60,908	62,359
Total	$518,331	$530,481